Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
Net income (loss) for the period		€ (15,174)		€ (3,880)	[1],[2]	€ (7,046)	[1],[2]
Non-cash items:
Depreciation of property, plant, and equipment		1,960		385	[2]	203	[2]
Amortization of intangible assets		5,736		3,180	[2]	2,881	[2]
Impairment of intangible assets and goodwill		703		3,324	[2]	25	[2]
Net finance expenses		8,950		958	[2]	543	[2]
Gain/loss on disposal of tangible and intangible assets		1		0	[2]	8	[2]
Share-based compensation expense		2,335		4,091	[2]	488	[2]
Change in operating assets and liabilities:
Change in contract liabilities		9,365		722	[2]	(374)	[2]
Changes in tax positions		(3,488)		596	[2]	(868)	[2]
Change in provisions		1,232		(906)	[2]	(594)	[2]
Change in other operating assets and liabilities		(383)		(127)	[2]	(87)	[2]
Changes in working capital:
Change in current trade and other receivables		4,880		3,486	[2]	(81)	[2]
Change in current trade and other payables		(1,134)		(2,930)	[2]	4,231	[2]
Cash inflow (outflow) from operating activities		14,983		8,899	[2]	(671)	[2]
Interest paid		(5,893)		(442)	[2]	(509)	[2]
Interest received		171		0	[2]	0	[2]
Taxes paid		(705)		0	[2]	0	[2]
Proceeds from lease receivables		78		0	[2]	0	[2]
Net cash inflow (outflow) from operating activities		8,634		8,457	[2]	(1,180)	[2]
Expenditure for investments in intangible assets		(3,882)		(3,219)	[2]	(2,418)	[2]
Expenditure for investments in property, plant and equipment		(83)		(312)	[2]	(1,755)	[2]
Cash acquired in business combinations		0		0	[2]	6,606	[2]
Cash paid for business combination, net of cash acquired		(81,048)		0	[2]	0	[2]
Settlement of contingent consideration in connection with a business combination		0		0	[2]	(295)	[2]
Proceeds from the disposal of discontinued operations		0		0	[2]	250	[2]
Cash inflow (outflow) from investing activities		(85,013)		(3,531)	[2]	2,388	[2]
Proceeds from stock option exercises		381		483	[2]	120	[2]
Proceeds from bank loans		99,288		14,910	[2]	0	[2]
Repayment of bank loans		(17,539)		(2,814)	[2]	(5)	[2]
Payments directly related to loan facility		(56)		(60)	[2]	0	[2]
Payment of lease liabilities		(1,008)		0	[2]	0	[2]
Cash paid for settlement of share-based payment arrangements		(453)		(3,161)	[2]	0	[2]
Cash paid for repurchase of options		(3)		0	[2]	0	[2]
Settlement of deferred compensation in connection with a business combination		0		0	[2]	(1,000)	[2]
Proceeds from shareholder loans		0		220	[2]	0	[2]
Repayment of shareholder loans		0		(6,157)	[2]	0	[2]
Cash merger consideration payments to Affinitas shareholders		0		(5,730)	[2]	0	[2]
Cash inflow (outflow) from financing activities		80,610		(2,309)	[2]	(885)	[2]
Net change in cash and cash equivalents		4,231		2,617	[2]	323	[2]
Cash and cash equivalents at January 1	[2]	11,095	[3]	8,214		8,064
Effects of exchange rate fluctuations on cash		124		264	[2]	(173)	[2]
Cash and cash equivalents at December 31		€ 15,450		€ 11,095	[2],[3]	€ 8,214	[2]

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[3]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.